SEWARD & KISSEL LLP
                               901 K Street, N.W.
                                   Suite 800
                              Washington, DC 20001
                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com

                                                            February 10, 2017

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re:     The AB Portfolios
                 -    AB Balanced Wealth Strategy
                 -    AB Tax-Managed Balanced Wealth Strategy
                 (each a "Fund")
                 File Nos. 033-12988 and 811-05088
                 --------------------------------------------

Dear Sir or Madam:

      Pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act"), we are filing Post-Effective Amendment No. 106 under the 1933 Act and Amendment No. 108 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of The AB Portfolios. We are making this filing for the purposes of reflecting:

      (1) a change to the name of each Fund;

      (2) a change to the investment objective of AB Tax-Managed Balanced Wealth Strategy; and

      (3) material changes to each Fund's principal investment strategies.

      Please call me at the above-referenced number if you have any questions regarding the attached.

                                           Sincerely,

                                           /s/ Lancelot A. King
                                           --------------------
                                               Lancelot A. King
Attachment
cc: Paul M. Miller